---------------------------------------
                         Annual Report October 31, 1997
                    ---------------------------------------

                                   OPPENHEIMER

                                   Disciplined
                                 Allocation Fund

                                [PHOTO OMITTED]

                                     [LOGO]
                              OppenheimerFunds(SM)
                            THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 4 Fund Performance

 6 An Interview
   with the Fund's
   Managers

10 Statement of
   Investments

20 Statement of
   Assets &
   Liabilities

22 Statement of
   Operations

23 Statements of
   Changes in
   Net Assets

24 Financial Highlights

26 Notes to Financial
   Statements

32 Independent
   Auditors' Report

33 Federal Income
   Tax Information

34 Officers & Directors

36 Information &
   Services


                                Report highlights
--------------------------------------------------------------------------------


o The Fund's equity discipline is to find undervalued stocks issued by companies that have reported better-than-expected earnings.

o Technology, financial and energy stocks led the Fund's strong performance during the past year.

o On the fixed-income side, our bonds held a longer "duration" because we believed that interest rates were headed downward.(2) In a period of falling interest rates, we believe this strategy will result in greater price appreciation than the bond market as a whole.

-----------------------------------
Avg Annual Total Returns
-----------------------------------
For the 1-year period ended
10/31/97 (without sales charges)(1)

Class A
-----------------------------------
18.82%
-----------------------------------

Class B
-----------------------------------
17.96%
-----------------------------------

Class C
-----------------------------------
17.93%
-----------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Prior to March 1, 1996, the Fund had a different investment advisor. However, the prior portfolio management team is now employed by OppenheimerFunds, Inc., the current advisor.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.
2. Duration is defined as a measure of a bond's sensitivity to interest rates.


                   2  Oppenheimer Disciplined Allocation Fund

[PHOTO OMITTED]

Bridget A. Macaskill
President
Oppenheimer Disciplined
Allocation Fund

Dear shareholder,
--------------------------------------------------------------------------------

As you are no doubt aware, during the end of October and early November many stock markets around the world recorded their all-time largest point declines, followed by subsequent gains and continued volatility, leaving investors uncertain about what would occur next.

     To put those events in focus, let's look at a "snapshot" of the two-week time period. Sharp declines in the overseas stock markets, particularly in Asia, triggered a series of sell-offs throughout Europe, Latin America and the United States. In response, the U.S. stock market, as measured by the Dow Jones Industrial Average, dropped 554 points on October 27, its largest point decline in history. However, almost as quickly, the U.S. stock market bounced back over the succeeding few days, regaining nearly all of its losses.

     While no one could have predicted the timing or extent of these fluctuations, many analysts, including our fund managers here at OppenheimerFunds, had warned of a correction for several months. We believed that U.S. valuations were too high, stocks were expensive relative to bonds, recent corporate earnings were somewhat disappointing and that Federal Reserve Chairman Alan Greenspan could possibly seek a short-term interest rate hike. While only one short-term interest rate hike occurred in March of 1997, the other factors have held true.

     We'd like to take this opportunity to remind shareholders that stock market volatility is a normal and expected part of the business cycle. As Alan Greenspan suggested, in years to come this period will likely be remembered as a positive change for a market that was growing too quickly.

     For frequent market updates, please visit our website at www.oppenheimerfunds.com or call 1-800-835-3104 to listen to our recorded messages. In the meantime, thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
November 21, 1997


                   3  Oppenheimer Disciplined Allocation Fund

-----------------------------------
Avg Annual Total Returns
-----------------------------------
For the Period Ended 9/30/97(1)

Class A

 1 year     5 year     10 year
-----------------------------------
 16.57%     12.45%     10.62%
-----------------------------------

Class B
                       Since
 1 year     5 year     Inception
-----------------------------------
 17.72%     N/A        13.85%
-----------------------------------

Class C
                       Since
 1 year     5 year     Inception
-----------------------------------
21.77%      N/A        17.45%
-----------------------------------

-----------------------------------
Cumulative Total Return
-----------------------------------
For the Period Ended 9/30/97(1)

Class A
 5 year
-----------------------------------
79.80%      $17,751(3)
-----------------------------------

Performance update
--------------------------------------------------------------------------------

Oppenheimer Disciplined Allocation Fund performed very well during the past year. In fact, for the one-year period ended October 31, 1997, the Fund's Class A shares produced an average annual total return of 18.82%, without sales charges.(2) Because this fund varies its mix of stocks, bonds and cash it is considered a "flexibly managed asset-allocation fund," as opposed to a "balanced fund," which has a relatively fixed allocation among asset classes.


Growth of $10,000
Over five years
(without sales charges)(3)

                               [GRAPHIC OMITTED]
[The plot points below were represented by a graph in the printed materials.]

                            S&P 500 COMPOSITE INDEX
             Q1                Q2                 Q3                  Q4
92               --                --         $10,000.00          $10,503.49
93       $10,062.18        $11,015.56         $11,300.19          $11,562.18
94       $11,123.73        $11,170.54         $11,716.76          $11,714.92
95       $12,855.55        $14,082.83         $15,201.88          $16,117.14
96       $16,982.24        $17,744.34         $18,292.75          $19,817.63
97       $20,348.94        $23,901.45         $25,692.41                  --

                     Oppenheimer Disciplined Allocation Fund
             Q1                Q2                 Q3                  Q4
92               --                --          10,000.00           10,512.03
93        11,143.81         11,505.65          12,072.38           12,182.47
94        11,872.48         11,668.98          11,996.80           11,925.47
95        12,653.07         13,480.92          14,100.46           14,781.87
96        15,096.58         15,198.41          15,491.90           16,270.98
97        16,225.99         17,752.91          19,160.38                  --

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 9/16/85. The Fund's maximum sales charge for Class A shares was lower prior to 3/18/96, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception on 10/2/95). Class C returns for the one-year period include the contingent deferred sales charge of 1%. Class C shares have an inception date of 5/1/96. An explanation of the different performance calculations is contained in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.
2. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.


                   4  Oppenheimer Disciplined Allocation Fund

Asset Allocation(5)

[PIE CHART GRAPHIC OMITTED]

o  Stocks            55.8%
o  Bonds             42.5
o  Cash Equivalents  1.7


Portfolio review
-------------------------------------------------------------------------------

Oppenheimer Disciplined Allocation Fund is for investors looking for high total return by diversifying assets based on changing market condition.

What We Look For

o Historical, concurrent and expectational analysis to determine allocation.

o Common stocks with below-market price/earnings ratios and better-than-anticipated earnings reports.

o Bonds with an active-duration philosophy and at least 25% invested in senior fixed-income securities.

o Quality and liquidity for the Fund's cash position.

Top 10 Stock Holdings(4)
--------------------------------------------------------------------------------
 Storage Technology Corp. (New)    3.0%          U S West Comm. Group     2.2%
--------------------------------------------------------------------------------
 Columbia Gas System, Inc.         2.6           Case Corp.               2.1
--------------------------------------------------------------------------------
 Chevron Corp.                     2.4           U.S. Industries, Inc.    2.1
--------------------------------------------------------------------------------
 Diamond Offshore Drilling, Inc.   2.3           Textron, Inc.            2.1
--------------------------------------------------------------------------------
 Conseco, Inc.                     2.2           BankBoston Corp.         2.0
--------------------------------------------------------------------------------

3. Results of a hypothetical $10,000 investment in Class A shares on September 30, 1992. The Standard &Poor's 500 Index is a broad-based unmanaged stock index including daily reinvestment of dividends, and cannot be purchased directly by investors.
4. Portfolio is subject to change. Percentages are as of October 31, 1997 and are based on total market value of stock holdings.
5. Pie chart is based on total market value of investments as of October 31, 1997.


                   5  Oppenheimer Disciplined Allocation Fund

----------------------
"A dynamic
mixture of
stocks, bonds
and cash...
this Fund
is considered
a flexibly managed
asset-allocation
fund."

An interview with your Fund's managers
--------------------------------------------------------------------------------

How did the Fund perform for the twelve-month period?

Oppenheimer Disciplined Allocation Fund, which holds a dynamic mixture of stocks, bonds and cash, produced an average annual total return for Class A shares of 18.82%, without sales charges, for the one-year period ended October 31, 1997.(1) In contrast to a "balanced fund," which has a relatively fixed allocation among asset classes, we are considered a "flexibly managed asset-allocation fund."

Has the allocation changed much over the twelve-month period?

At the beginning of the fiscal year we viewed the stock market as expensive, as indicated by such measures as the ratio of stock prices to corporate earnings (P/E ratio). However, the "technical" market indicators we monitor, measuring price momentum and the demand for stocks, soon improved and have been very positive for much of the past twelve months. As a result, we increased our equity weighting to about 50% in December 1996, following the market correction in November and early December. As 1997 progressed, we continued to increase our equity exposure to about 60% by early June, and kept that position through the summer when the market rose substantially. More recently, with our indicators still showing that stocks are expensive on a fundamental basis, and with renewed market volatility in October, we moderately reduced our stock weighting.

1. lncludes changes in net asset value without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.


                   6  Oppenheimer Disciplined Allocation Fund

[PHOTO OMITTED]

Portfolio Management
Team (l to r)
Kenneth White
Peter Antos
(Fund Manager)
Michael Strathearn
Stephen Libera

What types of stocks do you find attractive to buy?

Our style is to buy bargain stocks, with low price/earnings ratios, issued by companies that have reported better-than-expected earnings. This value approach led us to success in such industries as technology, financial services and energy during the twelve-month period. For instance, in technology, a major computer manufacturer posted surprisingly high earnings for the period, as it increased market share and expanded the percentage of its high-end business. The financial services sector has benefited from the continuing bull market in stocks. In energy, Chevron benefited from higher oil prices and cost-cutting initiatives. We also own a number of small highly performing oil-service companies which are providing offshore services for major oil companies.

Did any investments disappoint you?

The electric utility industry continues to post sluggish earnings growth, making it unattractive to investors. In addition, investors remain concerned about the impact of deregulation in the electric utility industry on stock prices, because deregulation typically pressures corporate profits.


                   7  Oppenheimer Disciplined Allocation Fund

----------------------
"Our current
asset allocation
reflects cautious
optimism
towards stocks."

An interview with your Fund's managers
--------------------------------------------------------------------------------

Describe the fixed-income portion of the portfolio.

The portfolio can be described as a high-quality intermediate-term portfolio, comprised of corporate bonds, mortgage-backed securities and U.S. Treasury bonds. The portfolio's average maturity is approximately 10 years, and the portfolio's average credit quality is AA. Because it is our belief that interest rates are headed downward, we are keeping the portfolio "duration" a little longer than average, meaning that the portfolio is slightly more sensitive to changes in interest rates. In a period of falling interest rates, we believe that this strategy will result in greater price appreciation than the bond market as a whole.

What is your outlook?

As of October 31, 1997, the portfolio's allocation to stocks suggests that we are cautiously optimistic on the stock market. Stocks as a whole continue to sell at high valuation levels, and the market may have lost some momentum during the recent October market turbulence. On the other hand, inflation is virtually nonexistent, and interest rates remain low, and could well move lower. The portfolio normally maintains between 30-70% of its assets in equities, and right now we're near the middle of that range.


                   8  Oppenheimer Disciplined Allocation Fund

Financials
--------------------------------------------------------------------------------


                   9  Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
 Statement of Investments October 31, 1997
--------------------------------------------------------------------------------

                                                                   Market Value
                                                    Shares         See Note 1
================================================================================
Common Stocks--53.0%
--------------------------------------------------------------------------------
Basic Materials--2.7%
--------------------------------------------------------------------------------
Chemicals--0.6%
Du Pont (E.I.) De Nemours & Co.                     25,600           $1,456,000
-------------------------------------------------------------------------------
Metals--0.6%
Allegheny Teledyne, Inc.                            48,500            1,276,156
-------------------------------------------------------------------------------
Oregon Steel Mills, Inc.                            17,600              370,700
                                                                   ------------
                                                                      1,646,856

-------------------------------------------------------------------------------
Paper--1.5%
Fort James Corp.                                    58,875            2,336,602
-------------------------------------------------------------------------------
International Paper Co.                             30,400            1,368,000
                                                                   ------------
                                                                      3,704,602

-------------------------------------------------------------------------------
Consumer Cyclicals--5.1%
-------------------------------------------------------------------------------
Autos & Housing--1.1%
Goodyear Tire & Rubber Co.                          33,200            2,079,150
-------------------------------------------------------------------------------
Lear Corp.(1)                                       17,100              821,869
                                                                   ------------
                                                                      2,901,019

-------------------------------------------------------------------------------
Leisure & Entertainment--1.8%
Alaska Air Group, Inc.(1)                           25,100              837,712
-------------------------------------------------------------------------------
America West Holdings Corp., Cl. B(1)               44,900              665,081
-------------------------------------------------------------------------------
AMR Corp.(1)                                        18,800            2,189,025
-------------------------------------------------------------------------------
UAL Corp.(1)                                         9,300              814,912
                                                                   ------------
                                                                      4,506,730

-------------------------------------------------------------------------------
Retail: General--1.7%
Dayton Hudson Corp.                                 18,000            1,130,625
-------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                21,200              932,800
-------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                             40,000            2,347,500
                                                                   ------------
                                                                      4,410,925

-------------------------------------------------------------------------------
Retail: Specialty--0.5%
Brylane, Inc.(1)                                     5,100              221,531
-------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                         20,900            1,165,175
                                                                   ------------
                                                                      1,386,706

-------------------------------------------------------------------------------
Consumer Non-Cyclicals--4.3%
-------------------------------------------------------------------------------
Food--2.3%
American Stores Co.                                 89,900            2,309,306
-------------------------------------------------------------------------------
Kroger Co.(1)                                       70,100            2,287,012


                   10  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                   Market Value
                                                    Shares         See Note 1
===============================================================================
Food  (continued)
Safeway, Inc.(1)                                    23,500          $ 1,365,937
                                                                   ------------
                                                                      5,962,255

-------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.2%
Tenet Healthcare Corp.(1)                           63,395            1,937,510
-------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                  23,300            1,065,975
                                                                   ------------
                                                                      3,003,485

-------------------------------------------------------------------------------
Household Goods--0.8%
Premark International, Inc.                         73,500            1,989,094
-------------------------------------------------------------------------------
Energy--7.3%
-------------------------------------------------------------------------------
Energy Services & Producers--3.3%
Diamond Offshore Drilling, Inc.                     50,500            3,143,625
-------------------------------------------------------------------------------
Global Marine, Inc.(1)                              52,800            1,643,400
-------------------------------------------------------------------------------
Oryx Energy Co.(1)                                  48,100            1,325,756
-------------------------------------------------------------------------------
Tidewater, Inc.                                     35,100            2,305,631
                                                                   ------------
                                                                      8,418,412

-------------------------------------------------------------------------------
Oil-Integrated--4.0%
Amoco Corp.                                         20,300            1,861,256
-------------------------------------------------------------------------------
Chevron Corp.                                       39,100            3,242,856
-------------------------------------------------------------------------------
Exxon Corp.                                         18,800            1,155,025
-------------------------------------------------------------------------------
Mobil Corp.                                         33,300            2,424,656
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                          51,400            1,432,775
                                                                   ------------
                                                                     10,116,568

-------------------------------------------------------------------------------
Financial--13.0%
-------------------------------------------------------------------------------
Banks--4.4%
BankAmerica Corp.                                   28,800            2,059,200
-------------------------------------------------------------------------------
BankBoston Corp.                                    32,900            2,666,956
-------------------------------------------------------------------------------
First Union Corp.                                   49,700            2,438,406
-------------------------------------------------------------------------------
NationsBank Corp.                                   30,100            1,802,237
-------------------------------------------------------------------------------
Wells Fargo & Co.                                    7,300            2,127,037
                                                                   ------------
                                                                     11,093,836

-------------------------------------------------------------------------------
Diversified Financial--3.1%
Crescent Real Estate Equities, Inc.                 48,900            1,760,400
-------------------------------------------------------------------------------
Money Store, Inc. (The)                             18,300              519,263
-------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.         39,600            1,940,400
-------------------------------------------------------------------------------
Salomon, Inc.                                       18,700            1,452,756
Travelers Group, Inc.                               30,700            2,149,000
                                                                   ------------
                                                                      7,821,819


                   11  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
  Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                                   Market Value
                                                    Shares         See Note 1
-------------------------------------------------------------------------------
Insurance--5.5%
AFLAC, Inc.                                         25,700          $ 1,307,488
-------------------------------------------------------------------------------
Allstate Corp.                                      14,000            1,161,125
-------------------------------------------------------------------------------
Chubb Corp.                                         30,100            1,994,125
-------------------------------------------------------------------------------
Conseco, Inc.                                       67,300            2,935,963
-------------------------------------------------------------------------------
Equitable Cos., Inc.                                54,200            2,232,363
-------------------------------------------------------------------------------
Torchmark Corp.                                     52,400            2,089,450
-------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A            59,200            2,138,600
                                                                   ------------
                                                                     13,859,114

-------------------------------------------------------------------------------
Industrial--8.8%
-------------------------------------------------------------------------------
Industrial Services--0.4%
Viad Corp.                                          57,600            1,051,200
-------------------------------------------------------------------------------
Manufacturing--7.8%
Aeroquip-Vickers, Inc.                              26,400            1,374,450
-------------------------------------------------------------------------------
AGCO Corp.                                          51,500            1,493,500
-------------------------------------------------------------------------------
Case Corp.                                          47,100            2,817,169
-------------------------------------------------------------------------------
Deere & Co.                                         50,600            2,662,825
-------------------------------------------------------------------------------
Ingersoll-Rand Co.                                  47,750            1,859,266
-------------------------------------------------------------------------------
PACCAR, Inc.                                        56,100            2,528,006
-------------------------------------------------------------------------------
Parker-Hannifin Corp.                               33,650            1,406,991
-------------------------------------------------------------------------------
Textron, Inc.                                       48,400            2,798,125
-------------------------------------------------------------------------------
U.S. Industries, Inc.                              104,200            2,800,375
                                                                   ------------
                                                                     19,740,707

-------------------------------------------------------------------------------
Transportation--0.6%
Burlington Northern Santa Fe Corp.                  15,500            1,472,500
-------------------------------------------------------------------------------
Technology--7.9%
-------------------------------------------------------------------------------
Aerospace/Defense--1.9%
General Dynamics Corp.                              21,700            1,761,769
-------------------------------------------------------------------------------
Lockheed Martin Corp.                               18,971            1,803,431
-------------------------------------------------------------------------------
TRW, Inc.                                           21,500            1,230,875
                                                                   ------------
                                                                      4,796,075

-------------------------------------------------------------------------------
Computer Hardware--4.1%
CHS Electronics, Inc.(1)                            14,550              355,566
-------------------------------------------------------------------------------
Compaq Computer Corp.(1)                            34,500            2,199,375
-------------------------------------------------------------------------------
International Business Machines Corp.               20,000            1,961,250
-------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)         10,200              311,738
-------------------------------------------------------------------------------
Quantum Corp.(1)                                    46,000            1,454,750
-------------------------------------------------------------------------------
Storage Technology Corp. (New)(1)                   68,300            4,008,356
                                                                   ------------
                                                                     10,291,035


                   12  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                   Market Value
                                                    Shares         See Note 1
-------------------------------------------------------------------------------
Computer Software/Services--0.2%
Electronic Data Systems Corp.                       15,400            $ 595,788
-------------------------------------------------------------------------------
Electronics--1.7%
National Semiconductor Corp.(1)                     37,800            1,360,800
-------------------------------------------------------------------------------
Philips Electronics NV, NY Shares                   17,200            1,348,050
-------------------------------------------------------------------------------
SCI Systems, Inc.(1)                                35,100            1,544,400
                                                                   ------------
                                                                      4,253,250

-------------------------------------------------------------------------------
Utilities--3.9%
-------------------------------------------------------------------------------
Electric Utilities--0.6%
FPL Group, Inc.                                     29,800            1,540,288
-------------------------------------------------------------------------------
Gas Utilities--1.4%
Columbia Gas System, Inc.                           48,400            3,496,900
-------------------------------------------------------------------------------
Telephone Utilities--1.9%
Bell Atlantic Corp.                                 14,400            1,150,200
-------------------------------------------------------------------------------
Frontier Corp.                                      30,400              657,400
-------------------------------------------------------------------------------
U S West Communications Group                       72,900            2,902,331
                                                                   ------------
                                                                      4,709,931
                                                                   ------------
Total Common Stocks (Cost $116,707,828)                             134,225,095

                                                    Face
                                                    Amount
===============================================================================
Asset-Backed Securities--0.8%
-------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07(2)        $1,000,000            1,004,844
-------------------------------------------------------------------------------
Olympic Automobile Receivables Trust,
Receivables-Backed Nts., Series 1997-A,
Cl. A5, 6.80%, 2/15/05                           1,000,000            1,021,972
                                                                   ------------
Total Asset-Backed Securities (Cost $1,998,258)                       2,026,816

===============================================================================
Mortgage-Backed Obligations--9.1%
-------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Obligations, Series 1996-1,
Cl. A2, 7.60%, 3/18/06                           1,500,000            1,556,719
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates:
Series 1987, Cl. K, 7.50%, 9/15/27                 615,667              611,049
Gtd. Multiclass Mtg. Participation
Certificates: 6%, 3/1/09                           792,094              785,869
Series 1337, Cl. D, 6%, 8/15/07                  1,000,000              976,870
Series 1820, Cl. PL, 5.75%, 7/15/06              1,000,000              992,810
Series 1994-43, Cl. PE, 6% 12/25/19                800,000              797,000
Interest-Only Stripped Mtg.-Backed Security,
Series 1583, Cl. IC, 9.283%, 1/15/20(3)          2,000,000              320,000
Series 1849, Cl. VA, 6%, 12/15/10                  815,686              806,510


                   13  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                 Face              Market Value
                                                 Amount            See Note 1
===============================================================================
Mortgage-Backed Obligations (continued)
Federal National Mortgage Assn.:
6%, 12/1/03                                      $ 759,109            $ 755,406
6.50%, 3/1/26                                      712,727              701,973
7.50%, 1/1/08-6/1/08                               865,415              889,828
Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                 738,266              699,965
Trust 1993-181, Cl. C, 5.40%, 10/25/02             283,723              282,305
Trust 1993-190, Cl. Z, 5.85%, 7/25/08              315,731              314,091
Interest-Only Stripped Mtg.-Backed Security,
Trust 1993-223, Cl. PM, 7.349%, 10/25/23(3)      2,091,683              322,245
-------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc.,
Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates,
Series 1994-7, Cl. A18, 6%, 2/25/09                994,428              932,277
-------------------------------------------------------------------------------
Government National Mortgage Assn.:
6.50%, 10/15/23-4/15/24                          5,453,813            5,410,143
7%, 4/15/09-2/15/24                              1,455,315            1,474,585
7.50%, 3/15/09                                     681,842              703,907
8%, 5/15/17                                        477,846              502,619
-------------------------------------------------------------------------------
Green Tree Financial Corp., Series 1994-7,
Cl. A3, 8%, 3/15/20                                384,577              387,581
-------------------------------------------------------------------------------
Housing Securities, Inc., Series 1994-3,
Cl. A3, 7.25%, 9/25/12(2)                          109,731              109,868
-------------------------------------------------------------------------------
Norwest Asset Securities Corp., Mtg.
Pass-Through Certificates, Series 1997-14,
Cl. A3, 6.75%, 10/25/27                          1,000,000            1,007,344
-------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1995-2,
Cl. A3, 6.50%, 2/25/12                           1,000,000            1,004,531
-------------------------------------------------------------------------------
Residential Accredit Loans, Inc.,
Mortgage Asset-Backed Pass-Through
Certificates, Series 1997-QS9,
Cl. A2,6.75%, 9/25/27                              700,000              701,039
                                                                   ------------
Total Mortgage-Backed Obligations (Cost $22,613,689)                 23,046,534

===============================================================================
U.S. Government Obligations--10.8%
-------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.50%, 11/15/16                                  7,950,000            9,090,332
8.75%, 5/15/17                                   8,250,000           10,603,832
-------------------------------------------------------------------------------
U.S. Treasury Nts.:
6.50%, 8/15/05                                   5,085,000            5,274,101
6.75%, 6/30/99                                   2,500,000            2,544,533
                                                                   ------------
Total U.S. Government Obligations (Cost $25,130,770)                 27,512,798

===============================================================================
Foreign Government Obligations--0.2%
-------------------------------------------------------------------------------
Colombia (Republic of) Unsub. Nts.,
7.125%, 5/11/98                                    300,000              300,000
-------------------------------------------------------------------------------
United Mexican States Bonds, 6.97%, 8/12/00        250,000              238,125
                                                                   ------------
Total Foreign Government Obligations (Cost $542,501)                    538,125


                   14  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                 Face              Market Value
                                                 Amount            See Note 1
===============================================================================
Non-Convertible Corporate Bonds and Notes--19.4%
-------------------------------------------------------------------------------
Basic Materials--2.2%
-------------------------------------------------------------------------------
Chemicals--0.9%
Burmah Castrol plc, 7% Gtd. Medium-Term Nts.,
12/15/97(4)                                      $ 500,000            $ 500,680
-------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co., 8.50% Debs.,
2/15/03                                            228,000              242,810
-------------------------------------------------------------------------------
FMC Corp., 8.75% Sr. Nts., 4/1/99                  500,000              517,078
-------------------------------------------------------------------------------
Morton International, Inc., 9.25%
Credit Sensitive Nts., 6/1/20                      500,000              638,631
-------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21             250,000              306,062
                                                                   ------------
                                                                      2,205,261

-------------------------------------------------------------------------------
Metals--0.4%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19         850,000              916,521
-------------------------------------------------------------------------------
Paper--0.9%
Aracruz Celulose SA, 10.375% Debs., 1/31/02        750,000              776,250
-------------------------------------------------------------------------------
Celulosa Arauco y Constitucion SA,
7.25% Debs., 6/11/98(2)                            500,000              501,250
-------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07       1,000,000            1,018,200
                                                                   ------------
                                                                      2,295,700

-------------------------------------------------------------------------------
Consumer Cyclicals--2.4%
-------------------------------------------------------------------------------
Autos & Housing--0.5%
Black & Decker Corp., 6.625% Nts., 11/15/00        700,000              707,768
-------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27          500,000              514,526
                                                                   ------------
                                                                      1,222,294

-------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Blockbuster Entertainment Corp., 6.625%
Sr. Nts., 2/15/98                                  500,000              500,670

-------------------------------------------------------------------------------
Media--1.3%
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(4)      400,000              383,620
-------------------------------------------------------------------------------
TCI Communications, Inc., 6.375% Nts., 9/15/99   1,000,000            1,003,319
-------------------------------------------------------------------------------
Tele-Communications, Inc., 7.15%
Sr. Medium-Term Nts., 2/3/98                       400,000              401,209
-------------------------------------------------------------------------------
Time Warner, Inc., 7.45% Nts., 2/1/98              700,000              702,346
-------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07      750,000              830,138
                                                                   ------------
                                                                      3,320,632

-------------------------------------------------------------------------------
Retail: General--0.4%
Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05        400,000              407,096
-------------------------------------------------------------------------------
Federated Department Stores, Inc.,
10% Sr. Nts., 2/15/01                              350,000              386,901
-------------------------------------------------------------------------------
Sears Roebuck & Co.,
8.39% Medium-Term Nts., 3/23/99                    300,000              309,605
                                                                   ------------
                                                                      1,103,602


                   15  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                 Face              Market Value
                                                 Amount            See Note 1
-------------------------------------------------------------------------------
Consumer Non-Cyclicals--1.1%
-------------------------------------------------------------------------------
Food --0.6%
CPC International, Inc.,
6.15% Unsec. Nts., Series C, 1/15/06             $ 500,000             $494,238
-------------------------------------------------------------------------------
Dole Food Distributing, Inc.,
6.75% Nts., 7/15/00                                530,000              536,760
-------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co.,
9.125% Debs., 1/15/98                              500,000              502,897
                                                                   ------------
                                                                      1,533,895

-------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.3%
Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05                               250,000              252,812
8.625% Sr. Unsec. Nts., 12/1/03                    500,000              532,183
                                                                   ------------
                                                                        784,995

-------------------------------------------------------------------------------
Household Goods--0.2%
Kimberly-Clark Corp., 7.875% Debs., 2/1/23         290,000              312,592
-------------------------------------------------------------------------------
Procter & Gamble Co., 9.36% Debs.,
Series A, 1/1/21                                   250,000              316,840
                                                                   ------------
                                                                        629,432

-------------------------------------------------------------------------------
Energy--3.4%
-------------------------------------------------------------------------------
Energy Services & Producers--2.2%
Chesapeake Energy Corp., 7.875% Sr. Nts.,
Series B, 3/15/04                                  750,000              723,750
-------------------------------------------------------------------------------
Coastal Corp., 8.125% Sr. Nts., 9/15/02            500,000              535,868
-------------------------------------------------------------------------------
Columbia Gas System, Inc., 6.80% Nts.,
Series C, 11/28/05                                 500,000              506,816
-------------------------------------------------------------------------------
Falcon Drilling Co., Inc., 9.75% Sr. Nts.,
Series B, 1/15/01                                  500,000              522,500
-------------------------------------------------------------------------------
Ferrellgas LP/Ferrellgas Finance Corp.,
10% Sr. Nts., Series A, 8/1/01                     500,000              530,000
-------------------------------------------------------------------------------
Louisiana Land & Exploration Co.,
7.65% Debs., 12/1/23                               915,000              978,064
-------------------------------------------------------------------------------
Petroliam Nasional Berhad,
6.875% Nts., 7/1/03(4)                             500,000              486,411
-------------------------------------------------------------------------------
TransCanada PipeLines Ltd.,
9.875% Debs., 1/1/21                               500,000              652,045
-------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.25% Sr. Unsec. Debs., 2/1/06                     650,000              635,578
                                                                   ------------
                                                                      5,571,032

-------------------------------------------------------------------------------
Oil-Integrated--1.2%
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                            500,000              542,210
9% Debs., 8/15/99                                  250,000              261,871
-------------------------------------------------------------------------------
Norcen Energy Resources Ltd.,
6.80% Debs., 7/2/02                              1,000,000            1,018,996
-------------------------------------------------------------------------------
Petroleum Geo-Services ASA,
7.50% Nts., 3/31/07                                750,000              789,153
-------------------------------------------------------------------------------
Phillips Petroleum Co.,
7.53% Pass-Through Certificates,
Series 1994-A1, 9/27/98                            397,293              400,507
                                                                   ------------
                                                                      3,012,737


                   16  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                 Face              Market Value
                                                 Amount            See Note 1
-------------------------------------------------------------------------------
Financial--6.7%
-------------------------------------------------------------------------------
Banks--1.2%
Chase Manhattan Corp. (New),
10.125% Sub. Nts., 11/1/00                       $ 250,000            $ 277,290
-------------------------------------------------------------------------------
Citicorp, 5.625% Sr. Nts., 2/15/01                 550,000              543,616
-------------------------------------------------------------------------------
First Fidelity Bancorp,
8.50% Sub. Capital Nts., 4/1/98                    500,000              504,733
-------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc.,
9.90% Sub. Nts., 6/15/01                           250,000              278,877
-------------------------------------------------------------------------------
Mellon Financial Bank Corp.,
6.50% Gtd. Sr. Nts., 12/1/97                       400,000              400,211
-------------------------------------------------------------------------------
People's Bank of Bridgeport
(Connecticut), 7.20% Sub. Nts., 12/1/06          1,000,000            1,014,528
                                                                   ------------
                                                                      3,019,255

-------------------------------------------------------------------------------
Diversified Financial--4.3%
American General Finance Corp.,
8.50% Sr. Nts., 8/15/98                            500,000              510,110
-------------------------------------------------------------------------------
American General Institutional
Capital, 8.125% Bonds, Series B, 3/15/46(4)        500,000              537,636
-------------------------------------------------------------------------------
Capital One Financial Corp.,
6.83% Sr. Nts., 5/17/99                            500,000              504,908
-------------------------------------------------------------------------------
Capital One Funding Corp.,
7.25% Nts., 12/1/03                                440,000              443,089
-------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc.,
7.75% Gtd. Unsec. Unsub. Nts., 1/26/01           1,000,000            1,026,941
-------------------------------------------------------------------------------
Commercial Credit Co.,
5.55% Unsec. Nts., 2/15/01                       1,000,000              981,806
-------------------------------------------------------------------------------
Countrywide Home Loans, Inc.:
6.05% Gtd. Medium-Term Nts.,
Series D, 3/1/01                                   400,000              397,732
6.085% Gtd. Medium-Term Nts.,
Series B, 7/14/99                                  500,000              500,105
-------------------------------------------------------------------------------
Fleet Mtg. Group, Inc., 6.50% Nts., 9/15/99        250,000              252,060
-------------------------------------------------------------------------------
Ford Motor Credit Co.,
6.25% Unsub. Nts., 2/26/98                         500,000              502,125
-------------------------------------------------------------------------------
General Motors Acceptance Corp.,
5.65% Medium-Term Nts., 12/15/97                 1,000,000              999,877
-------------------------------------------------------------------------------
Household Finance Corp. Ltd.,
6% Gtd. Sr. Nts., 6/30/98                          250,000              250,468
-------------------------------------------------------------------------------
Household International BV,
6% Gtd. Sr. Nts., 3/15/99                          500,000              499,762
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
6% Nts., 3/1/01                                    500,000              498,567
6.50% Nts., 4/1/01                                 500,000              505,928
-------------------------------------------------------------------------------
Norsk Hydro AS, 8.75% Bonds, 10/23/01              500,000              542,188
-------------------------------------------------------------------------------
PHH Corp., 6.50% Nts., 2/1/00                      350,000              353,537
-------------------------------------------------------------------------------
Salomon, Inc., 8.69% Sr. Medium-Term Nts.,
Series D, 3/1/99                                 1,000,000            1,033,883
-------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp.,
5.99% Medium-Term Nts.,
Series 1, 12/26/00                                 500,000              498,193
                                                                   ------------
                                                                     10,838,915

-------------------------------------------------------------------------------
Insurance --1.2%
Conseco Financing Trust III,
8.796% Bonds, 4/1/27                               750,000              818,002
-------------------------------------------------------------------------------
Equitable Life Assurance Society
(U.S.A.), 6.95% Surplus Nts., 12/1/05(4)           500,000              509,382


                   17  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                 Face              Market Value
                                                 Amount            See Note 1
-------------------------------------------------------------------------------
Insurance  (continued)
GenAmerica Capital I,
8.525% Gtd. Bonds, 6/30/27(4)                    $ 750,000            $ 788,103
-------------------------------------------------------------------------------
Life Re Capital Trust I,
8.72% Gtd. Bonds, 6/15/27(4)                       500,000              528,696
-------------------------------------------------------------------------------
SunAmerica, Inc., 9% Sr. Nts., 1/15/99             450,000              463,982
                                                                   ------------
                                                                      3,108,165

-------------------------------------------------------------------------------
Industrial--2.1%
-------------------------------------------------------------------------------
Industrial Materials--0.3%
American Standard, Inc.,
10.875% Sr. Nts., 5/15/99(2)                       740,000              786,250
-------------------------------------------------------------------------------
Industrial Services--0.9%
Raytheon Co., 6.45% Nts., 8/15/02                  500,000              506,274
-------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01             1,000,000            1,058,115
-------------------------------------------------------------------------------
USI American Holdings, Inc.,
7.25% Gtd. Sr. Nts.,12/1/06                        750,000              736,182
                                                                   ------------
                                                                      2,300,571

-------------------------------------------------------------------------------
Manufacturing--0.2%
Mark IV Industries, Inc.,
8.75% Sub. Nts., 4/1/03(2)                         400,000              419,000
-------------------------------------------------------------------------------
Transportation--0.7%
Federal Express Corp., 6.25% Nts., 4/15/98         750,000              750,928
-------------------------------------------------------------------------------
Union Pacific Corp.:
7% Nts., 6/15/00                                   500,000              509,343
7.60% Nts., 5/1/05                                 500,000              527,390
                                                                   ------------
                                                                      1,787,661

-------------------------------------------------------------------------------
Technology--0.2%
-------------------------------------------------------------------------------
Telecommunications/Technology--0.2%
U S West Capital Funding, Inc.,
6.85% Gtd. Nts., 1/15/02                           500,000              508,187
-------------------------------------------------------------------------------
Utilities--1.3%
-------------------------------------------------------------------------------
Electric Utilities--0.3%
Consumers Energy Co.,
8.75% First Mtg. Nts., 2/15/98                     500,000              503,267
-------------------------------------------------------------------------------
El Paso Electric Co.,
7.25% First Mtg. Nts., Series A, 2/1/99(2)         250,000              252,500
                                                                   ------------
                                                                        755,767

-------------------------------------------------------------------------------
Gas Utilities--0.7%
Northern Illinois Gas Co.,
6.45% First Mtg. Bonds, 8/1/01                     500,000              506,249
-------------------------------------------------------------------------------
Southern California Gas Co.,
6.38% Medium-Term Nts., 10/29/01                   500,000              502,350
-------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                                750,000              789,224
                                                                   ------------
                                                                      1,797,823

-------------------------------------------------------------------------------
Telephone Utilities--0.3%
GTE Corp., 8.85% Debs., 3/1/98                     750,000              756,599
                                                                   ------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $48,564,894)                                   49,174,964


                   18  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                 Face              Market Value
                                                 Amount            See Note 1
===============================================================================
Repurchase Agreements--1.7%
-------------------------------------------------------------------------------
Repurchase agreement with Zion First
National Bank, 5.68%, dated 10/31/97,
to be repurchased at $4,228,000 on 11/3/97,
collateralized by U.S. Treasury Nts.,
5.125%-6%, 2/28/98-11/15/98, with a value of
$4,319,129 (Cost $4,226,000)                  $  4,226,000         $  4,226,000
-------------------------------------------------------------------------------
Total Investments, at Value
(Cost $219,783,940)                                   95.0%         240,750,332
-------------------------------------------------------------------------------
Other Assets Net of Liabilities                        5.0           12,710,809
                                                 ---------         ------------
Net Assets                                           100.0%        $253,461,141
                                                 =========         ============

1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,734,528 or 1.47% of the Fund's net assets, at October 31, 1997.
See accompanying Notes to Financial Statements.


                   19  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Statement of Assets and Liabilities  October 31, 1997
-------------------------------------------------------------------------------

===============================================================================
Assets
Investments, at value (cost $219,783,941)
--see accompanying statement                                       $240,750,332
-------------------------------------------------------------------------------
Cash                                                                     63,951
-------------------------------------------------------------------------------
Receivables:
Investments sold                                                     12,320,677
Interest, dividends and principal paydowns                            1,933,973
Shares of capital stock sold                                            179,849
-------------------------------------------------------------------------------
Other                                                                     4,372
                                                                   ------------
Total assets                                                        255,253,154

===============================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                 1,450,222
Directors' fees--Note 1                                                  96,499
Shareholder reports                                                      72,310
Distribution and service plan fees                                       56,607
Shares of capital stock redeemed                                         46,882
Transfer and shareholder servicing agent fees                            34,291
Other                                                                    35,202
                                                                   ------------
Total liabilities                                                     1,792,013

===============================================================================
Net Assets                                                         $253,461,141
                                                                   ============

===============================================================================
Composition of Net Assets
Par value of shares of capital stock                               $     15,071
-------------------------------------------------------------------------------
Additional paid-in capital                                          204,529,161
-------------------------------------------------------------------------------
Undistributed net investment income                                     828,581
-------------------------------------------------------------------------------
Accumulated net realized gain on
investment transactions                                              27,121,937
-------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                   20,966,391
                                                                   ------------
Net assets                                                         $253,461,141
                                                                   ============


                   20  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

===============================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $243,267,192 and 14,469,482
shares of capital stock outstanding)                                     $16.81
Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                            $17.84
-------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $8,720,474 and
513,404 shares of capital stock outstanding)                             $16.99
-------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $1,473,475 and
88,237 shares of capital stock outstanding)                              $16.70

See accompanying Notes to Financial Statements.


                   21  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Statement of Operations  For the Year Ended October 31, 1997
-------------------------------------------------------------------------------

===============================================================================
Investment Income
Interest                                                            $ 8,554,080
-------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,130)                1,968,214
                                                                   ------------
Total income                                                         10,522,294

===============================================================================
Expenses
Management fees--Note 4                                               1,535,343
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                 598,217
Class B                                                                  61,677
Class C                                                                   8,009
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                   259,378
-------------------------------------------------------------------------------
Shareholder reports                                                     149,749
-------------------------------------------------------------------------------
Directors' fees and expenses--Note 1                                     86,965
-------------------------------------------------------------------------------
Legal and auditing fees                                                  35,130
-------------------------------------------------------------------------------
Accounting service fees--Note 4                                          15,000
-------------------------------------------------------------------------------
Custodian fees and expenses                                              14,387
-------------------------------------------------------------------------------
Insurance expenses                                                        8,230
-------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                   1,135
Class B                                                                   1,361
Class C                                                                     368
-------------------------------------------------------------------------------
Other                                                                    17,532
                                                                   ------------
Total expenses                                                        2,792,481

===============================================================================
Net Investment Income                                                 7,729,813

===============================================================================
Realized and Unrealized Gain
Net realized gain on investments                                     27,308,175
-------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation on investments                                           7,070,415
                                                                   ------------
Net realized and unrealized gain                                     34,378,590

===============================================================================
Net Increase in Net Assets Resulting from Operations               $ 42,108,403
                                                                   ============

See accompanying Notes to Financial Statements.


                   22  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                             Year Ended October 31,
                                             1997                 1996
===============================================================================
Operations
Net investment income                         $  7,729,813         $  6,742,111
-------------------------------------------------------------------------------
Net realized gain                               27,308,175           20,224,060
-------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation                     7,070,415          (12,786,272)
                                             -------------         ------------
Net increase in net assets
resulting from operations                       42,108,403           14,179,899

===============================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                         (8,280,055)          (5,234,654)
Class B                                           (168,085)             (50,540)
Class C                                            (21,190)              (1,461)
-------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                        (19,860,930)            (786,458)
Class B                                           (389,052)              (8,614)
Class C                                            (21,246)                 (45)

===============================================================================
Capital Stock Transactions
Net increase (decrease) in net assets
resulting from capital stock
transactions--Note 2:
Class A                                         (2,888,598)           7,182,619
Class B                                          4,390,846            3,182,132
Class C                                          1,194,708              184,182

===============================================================================
Net Assets
Total increase                                  16,064,801           18,647,060
-------------------------------------------------------------------------------
Beginning of period                            237,396,340          218,749,280
                                              ------------         ------------
End of period (including undistributed
net investment income of $828,581
and $1,524,191, respectively)                 $253,461,141         $237,396,340
                                              ============         ============

See accompanying Notes to Financial Statements.


                   23  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Financial Highlights
-------------------------------------------------------------------------------

                                                   Class A
                                                   --------------------------------------------------------------

                                                   Year Ended October 31,                 Year Ended December 31,
                                                   1997               1996(3)             1995           1994
=================================================================================================================
Per Share Operating Data:
Net asset value, beginning of period                 $16.00             $15.46              $13.44         $14.54
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .51(4)             .46                 .60            .55
Net realized and unrealized gain (loss)                2.25(4)             .49                2.59           (.86)
                                                   --------           --------            --------       --------
Total income (loss) from investment
operations                                             2.76                .95                3.19           (.31)

-----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.56)              (.36)               (.60)          (.55)
Distributions from net realized gain                  (1.39)              (.05)               (.57)          (.24)
                                                   --------           --------            --------       --------
Total dividends and distributions
to shareholders                                       (1.95)              (.41)              (1.17)          (.79)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $16.81             $16.00              $15.46         $13.44
                                                   ========           ========            ========       ========
=================================================================================================================
Total Return, at Net Asset Value(5)                   18.82%              6.27%              23.95%         (2.11)%

=================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)                                     $243,267           $233,289            $218,099       $177,904
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $238,821           $228,203            $200,172       $187,655
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  3.17%              3.52%(6)            4.00%          3.80%
Expenses                                               1.11%              1.11%(6)            1.17%          0.96%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                             98.0%              85.4%               55.2%         115.0%
Average brokerage commission rate(8)                $0.0699            $0.0636                  --             --

1. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
3. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
4. Per share amounts calculated based on the average shares outstanding during the period.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                   24  Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Class B                                            Class C
---------------------------     ----------------------------------------------     ------------------------
                                                                  Period Ended
                                Year Ended October 31,            December 31,     Year Ended October 31,
   1993           1992           1997            1996(3)          1995(2)          1997            1996(1)
===========================================================================================================

     $13.81         $14.02         $16.16           $15.66           $15.48           $15.93         $15.71
-----------------------------------------------------------------------------------------------------------

        .48            .50            .40(4)           .31              .07              .44(4)         .30
       1.70            .86           2.27(4)           .54              .70             2.19(4)         .32
   --------       --------       --------         --------         --------         --------       --------

       2.18           1.36           2.67              .85              .77             2.63            .62

-----------------------------------------------------------------------------------------------------------
       (.48)          (.50)          (.45)            (.30)            (.07)            (.47)          (.35)
       (.97)         (1.07)         (1.39)            (.05)            (.52)           (1.39)          (.05)
   --------       --------       --------         --------         --------         --------       --------

      (1.45)         (1.57)         (1.84)            (.35)            (.59)           (1.86)          (.40)
-----------------------------------------------------------------------------------------------------------
     $14.54         $13.81         $16.99           $16.16           $15.66           $16.70         $15.93
   ========       ========       ========         ========         ========         ========       ========
===========================================================================================================
      15.89%          9.90%         17.96%            5.51%            4.93%           17.93%          4.08%

===========================================================================================================

   $171,205       $109,701         $8,720           $3,919             $650           $1,473           $188
-----------------------------------------------------------------------------------------------------------
   $138,629        $96,016         $6,183           $2,324             $375             $805            $57
-----------------------------------------------------------------------------------------------------------

       3.40%          3.61%          2.32%            2.86%(6)         0.73%(6)         2.18%          2.90%(6)
       1.02%          1.11%          1.89%            1.85%(6)         1.92%(6)         1.92%          1.87%(6)
-----------------------------------------------------------------------------------------------------------
      155.2%         177.9%          98.0%            85.4%            55.2%            98.0%          85.4%
         --             --        $0.0699          $0.0636               --          $0.0699        $0.0636

6. Annualized.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1997 were $240,104,265 and $218,380,210, respectively.
8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. See accompanying Notes to Financial Statements.


                   25  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Notes to Financial Statements
-------------------------------------------------------------------------------

===============================================================================
1. Significant Accounting Policies

Oppenheimer Disciplined Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek maximum total investment return (current income and capital appreciation in the value of its shares) principally by allocating its assets among stocks, corporate bonds, U.S. government securities, and money market instruments according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                   26  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


===============================================================================
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
Directors' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 1997, a provision of $76,220 was made for the Fund's projected benefit obligations and payments of $4,525 were made to retired directors, resulting in an accumulated liability of $94,115.

-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

          The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 1997, amounts have been reclassified to reflect an increase in undistributed net investment income of $43,907. Accumulated net realized gain on investments was decreased by the same amount.


                   27  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Notes to Financial Statements   (Continued)
-------------------------------------------------------------------------------

===============================================================================
1. Significant Accounting Policies (continued)

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

===============================================================================
2. Shares of Capital Stock

The Fund has authorized 450 million of $0.001 par value shares of capital stock. Transactions in shares of capital stock were as follows:

                                            Year Ended October 31, 1997          Period Ended October 31, 1996(1)
                                            -------------------------------      -------------------------------
                                            Shares           Amount              Shares             Amount
----------------------------------------------------------------------------------------------------------------
Class A:
Sold                                        1,295,002        $ 20,645,750        2,232,163          $ 34,798,022
Dividends and distributions reinvested      1,821,876          27,715,425          380,285             5,902,477
Redeemed                                   (3,224,574)        (51,249,773)      (2,143,354)          (33,517,880)
                                         ------------        ------------     ------------          ------------
Net increase (decrease)                      (107,696)       $ (2,888,598)         469,094          $  7,182,619
                                         ============        ============     ============          ============
----------------------------------------------------------------------------------------------------------------
Class B:
Sold                                          279,134        $  4,555,544          222,321          $  3,523,228
Dividends and distributions reinvested         35,724             551,096            3,640                57,138
Redeemed                                      (43,911)           (715,794)         (25,008)             (398,234)
                                         ------------        ------------     ------------          ------------
Net increase                                  270,947        $  4,390,846          200,953          $  3,182,132
                                         ============        ============     ============          ============
----------------------------------------------------------------------------------------------------------------
Class C:
Sold                                           80,502         $ 1,266,698           11,772          $    183,684
Dividends and distributions reinvested          2,629              40,489               95                 1,489
Redeemed                                       (6,697)           (112,479)             (64)                 (991)
                                         ------------        ------------     ------------          ------------
Net increase                                   76,434         $ 1,194,708           11,803          $    184,182
                                         ============        ============     ============          ============

1. For the ten months ended October 31, 1996 for Class A and Class B shares and for the period from May 1, 1996 (inception of offering) to October 31, 1996 for Class C shares. The Fund changed its fiscal year end from December 31 to October 31.


                   28  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


===============================================================================
3. Unrealized Gains and Losses on Investments

At October 31, 1997, net unrealized appreciation on investments of $20,966,392 was composed of gross appreciation of $22,877,757, and gross depreciation of $1,911,365.

===============================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% on the first $300 million of average annual net assets, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

          For the year ended October 31, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $468,073, of which $456,768 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $175,997 and $10,863, respectively, of which $103,608 and $3,393, respectively, were paid to an affiliated broker/dealer for Class B and Class C. During the year ended October 31, 1997, OFDI received contingent deferred sales charges of $14,973 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

          OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

          The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended October 31, 1997, OFDI paid $513,497 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                   29  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

===============================================================================
4. Management Fees and Other Transactions with Affiliates (continued)

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended October 31, 1997, OFDI paid $3,250 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $54,845 and $6,286, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of October 31, 1997, OFDI had incurred unreimbursed expenses of $227,372 for Class B and $15,154 for Class C.

===============================================================================
5. Illiquid and Restricted Securities

At October 31, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at October 31, 1997 was $3,073,712, which represents 1.21% of the Fund's net assets.


                   30  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


===============================================================================
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

          The Fund had no borrowings outstanding during the year ended October 31, 1997.


                   31  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
  Independent Auditors' Report
-------------------------------------------------------------------------------

===============================================================================
The Board of Directors and Shareholders of
Oppenheimer Disciplined Allocation Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Disciplined Allocation Fund as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the ten months ended October 31, 1996, and the financial highlights for the year ended October 31, 1997 and the ten months ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the four years ended December 31, 1995 were audited by other auditors whose report dated February 9, 1996 expressed an unqualified opinion on this information.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Disciplined Allocation Fund as of October 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for the year then ended and the ten months ended October 31, 1996, and the financial highlights for the year ended October 31, 1997 and the ten months ended October 31, 1996, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP

Denver, Colorado
November 21, 1997


                   32  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
  Federal Income Tax Information   (Unaudited)
-------------------------------------------------------------------------------

===============================================================================
In early 1998 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1997. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

          Distributions of $1.5604, $1.5330 and $1.5348 per share were paid to Class A, Class B and Class C shareholders, respectively, on December 31, 1996, of which $1.1112 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gain).

          Dividends paid by the Fund during the year ended October 31, 1997 which are not designated as capital gain distributions should be multiplied by 9.26% to arrive at the net amount eligible for the corporate dividend-received deduction.

          The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   33  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
  Oppenheimer Disciplined Allocation Fund
-------------------------------------------------------------------------------
A Series of Oppenheimer Series Fund, Inc.


===============================================================================
Officers and Directors  Leon Levy, Chairman of the Board of Directors
                        Donald W. Spiro, Vice Chairman of the Board of Directors Bridget A. Macaskill, Director and President
                        Robert G. Galli, Director
                        Benjamin Lipstein, Director
                        Elizabeth B. Moynihan, Director
                        Kenneth A. Randall, Director
                        Edward V. Regan, Director
                        Russell S. Reynolds, Jr., Director
                        Pauline Trigere, Director
                        Clayton K. Yeutter, Director
                        Peter M. Antos, Vice President
                        Robert C. Doll, Jr., Vice President
                        Stephen F. Libera, Vice President
                        Michael C. Strathearn, Vice President
                        Kenneth B. White, Vice President
                        Arthur J. Zimmer, Vice President
                        George C. Bowen, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Andrew J. Donohue, Secretary
                        Robert G. Zack, Assistant Secretary

===============================================================================
Investment Advisor      OppenheimerFunds, Inc.

===============================================================================
Distributor             OppenheimerFunds Distributor, Inc.

===============================================================================
Transfer and            OppenheimerFunds Services
Shareholder
Servicing Agent

===============================================================================
Custodian of            The Bank of New York
Portfolio Securities

===============================================================================
Independent Auditors    KPMG Peat Marwick LLP

===============================================================================
Legal Counsel           Gordon Altman Butowsky Weitzen Shalov & Wein

                        This is a copy of a report to shareholders of Oppenheimer Disciplined Allocation Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Disciplined Allocation Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                   34  Oppenheimer Disciplined Allocation Fund

-------------------------------------------------------------------------------
 OppenheimerFunds Family
-------------------------------------------------------------------------------

=============================================================================================
Real Asset Funds
---------------------------------------------------------------------------------------------
Real Asset Fund                Gold & Special Minerals Fund

=============================================================================================
Stock Funds
---------------------------------------------------------------------------------------------
Developing Markets Fund        Capital Appreciation Fund(1)      Disciplined Value Fund
Enterprise Fund                Quest Capital Value Fund          Quest Value Fund
International Growth Fund      Growth Fund                       MidCap Fund
Discovery Fund                 Global Fund                       International Small
Quest Small Cap Value Fund     Quest Global Value Fund             Company Fund

=============================================================================================
Stock & Bond Funds
---------------------------------------------------------------------------------------------
Main Street Income &           Quest Growth & Income             Disciplined  Allocation Fund
  Growth Fund                    Value Fund                      Multiple Strategies Fund(2)
Quest Opportunity Value Fund   Global Growth & Income Fund       Bond Fund for Growth
Total Return Fund              Equity Income Fund

=============================================================================================
Bond Funds
---------------------------------------------------------------------------------------------
International Bond Fund        Champion Income Fund              U.S. Government Trust
High Yield Fund                Strategic Income Fund             Limited-Term Government Fund
                               Bond Fund

=============================================================================================
Municipal Funds
---------------------------------------------------------------------------------------------
California Municipal Fund(3)   Pennsylvania Municipal Fund(3)    Rochester Division:
Florida Municipal Fund(3)      Municipal Bond Fund               Rochester Fund Municipals
New Jersey Municipal Fund(3)   Insured Municipal Fund            Limited Term New York
New York Municipal Fund(3)     Intermediate Municipal Fund         Municipal Fund

=============================================================================================
Money Market Funds(4)
---------------------------------------------------------------------------------------------
Money Market Fund              Cash Reserves

=============================================================================================
LifeSpan
---------------------------------------------------------------------------------------------
Growth Fund                    Balanced Fund                     Income Fund

1. On 12/18/96, the Fund's name was changed from "Target Fund."
2. On 3/16/97, the Fund's name was changed from "Asset Allocation Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
(C) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.


                   35  Oppenheimer Disciplined Allocation Fund

Internet
24-hr access to account
information

-----------------------------
www.oppenheimerfunds.com
-----------------------------

General Information
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

-----------------------------
1-800-525-7048
-----------------------------

Account Transactions
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

-----------------------------
1-800-852-8457
-----------------------------

PhoneLink
24-hr automated information
and automated transactions

-----------------------------
1-800-533-3310
-----------------------------

Telecommunication Device
for the Deaf (TDD)
Mon-Fri 8:30am-2pm ET

-----------------------------
1-800-843-4461
-----------------------------

OppenheimerFunds
Information Hotline
24 hours a day, timely and
insightful messages on the
economy and issues that
affect your investments

-----------------------------
1-800-835-3104
-----------------------------

 Information and services
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

      And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

      When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

      For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

      You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

      So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.


                                                     [LOGO] OppenheimerFunds(SM)
                                                               Distributor, Inc.

RA0205.001.1097  December 30, 1997